Organization and Principal Activities	12 Months Ended
Sep. 30, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

On May 24, 2019, HW Electro Co., Ltd. (the “Company”) was incorporated in Japan. The Company’s principal executive offices are located in Tokyo, of Japan. The Company is principally engaged in the business of importing and selling high-performance fully electric light commercial vehicles. The Company conducts its operations wholly in Japan and has no subsidiary.